SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Jan. 31, 2026	Jan. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Prepaid expenses	$ 23,123	$ 26,847
Deferred cost of revenue	976	1,084
Income tax receivables	5,657	6,487
Foreign currency forward contracts	8,555	2,522
Other	834	810
Total prepaid expenses and other current assets	$ 39,145	$ 37,750